SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2023	Dec. 31, 2023	Jan. 01, 2023
Analysis of income and expense [abstract]
Net gain in costs of sales		$ 3.1	$ 25.9
Disclosure of costs of sale [Line Items]
Write-downs (reversals of write-downs) of inventories		12.3	19.7
Net gain in costs of sales		3.1	25.9
Accrued insurance recoveries			32.9
Government assistance		$ 19.6	18.1
Repairs, salary and benefits continuation, and other expense			$ 7.0
Proceeds from insurance recoveries	$ 74.0